Significant Accounting Policies - Summary of Impact of Adoption on the Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Jan. 01, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses	$ 931	$ 803	$ 7		$ 55,031		$ 53,146	$ 27,117
Reserve for repurchase liability		0			4,241	[1]
Increase in retained earnings	$ (70,689)	$ (70,723)			$ 92,320
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Fair value adjustment to finance receivables				$ 23,584
Allowance for credit losses				55,031
Unamortized loan origination costs				(13,421)
Reserve for repurchase liability				4,241
Increase in retained earnings				$ 69,435

[1]	(1) Includes amounts in consolidated variable interest entities ("VIEs") presented separately in the table below.